ACQUISITIONS - Narrative - Ilva (Details) € in Millions, $ in Millions			1 Months Ended
	Nov. 09, 2018	Nov. 01, 2018 USD ($)	Sep. 30, 2018 worker	Nov. 01, 2018 EUR (€)	Sep. 30, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Environmental investment program, amount | €					€ 1,150
AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		94.45%
Proportion of ownership interests held by non-controlling interests		5.55%
Ilva S.p.A.
Disclosure of detailed information about business combination [line items]
Leasing costs payable, present value at acquisition date		$ 1,540
Liability incurred		54
Labour agreement employment commitment, number of workers | worker			10,700
Financial liability related to put option, acquisition-date fair value		122
Ilva S.p.A. | AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
Consideration transferred, acquisition-date fair value		2,100		€ 1,800
Consideration transferred, annual installments payable		$ 206		€ 180
Consideration transferred, annual installments payable, term (in years)		4 years